Acquisitions - Schedule of Purchase Consideration (Details) - Social Finance, Inc. $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	May 14, 2020 USD ($) $ / shares shares	Nov. 14, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Business Combination, Consideration Transferred [Abstract]
Principal amount			$ 4,830,137		$ 3,854,283	$ 4,726,904
Common stock options
Business Combination, Consideration Transferred [Abstract]
Dividend yield			0.00%	0.00%
Volatility				35.00%
Common stock options | Minimum
Business Combination, Consideration Transferred [Abstract]
Risk-free rate			0.30%	2.50%
Volatility			36.50%
Expected term (years)			5 years 6 months	5 years 8 months 12 days
Common stock options | Maximum
Business Combination, Consideration Transferred [Abstract]
Risk-free rate			1.40%	3.10%
Volatility			42.50%
Expected term (years)			6 years	6 years 3 months 18 days
Galileo Financial Technologies, Inc.
Business Combination, Consideration Transferred [Abstract]
Cash paid	$ 75,633
Seller note	243,998
Fair value of preferred stock issued	814,156
Fair value of common stock options assumed	32,197
Total purchase consideration	$ 1,165,984
Galileo Financial Technologies, Inc. | Series H
Business Combination, Consideration Transferred [Abstract]
Consideration transferred, shares issuable (in shares) | shares	52,743,298
Share price on acquisition date (in dollars per share) | $ / shares	$ 12.11
Galileo Financial Technologies, Inc. | Series H | Backsolve Method
Business Combination, Consideration Transferred [Abstract]
Business combination measurement input | $ / shares	15.44
Galileo Financial Technologies, Inc. | Common stock options
Business Combination, Consideration Transferred [Abstract]
Share price on acquisition date (in dollars per share) | $ / shares	$ 46.38
Dividend yield	0.00%
Galileo Financial Technologies, Inc. | Common stock options | Minimum
Business Combination, Consideration Transferred [Abstract]
Risk-free rate	0.16%
Volatility	28.40%
Expected term (years)	2 years
Galileo Financial Technologies, Inc. | Common stock options | Maximum
Business Combination, Consideration Transferred [Abstract]
Risk-free rate	0.32%
Volatility	37.40%
Expected term (years)	5 years 2 months 12 days
Galileo Financial Technologies, Inc. | Seller Note
Business Combination, Consideration Transferred [Abstract]
Principal amount	$ 250,000		$ 250,000
Debt Instrument term	12 months
Annual interest rate	4.90%
Incremental interest incurred		$ 12,500
Interest rate		10.00%
Incremental interest rate			10.00%